SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

On January 5, 2018, the underwriters of the Company’s IPO exercised the option to purchase an additional 1,800,000 ADSs, representing 3,600,000 Class A Ordinary Shares, par value US$0.0001 per share, of the Company to cover over-allotments in full. The proceeds in connection with 1,800,000 ADSs received by the Company was RMB97.8 million (US$15.1 million), which represents a total gross capital raise of RMB105.2 million (US$16.2 million) less underwriting discounts and commissions in the aggregate amount of RMB7.4 million (US$1.1 million).

In March 2018, the Group granted 344,000 restricted share units to its employees, directors and non-employee directors under the 2017 Plan.

In April 2018, to ensure its compliance with new regulations, the Group ceased its QAP on Juzi Licai. Instead, the Group entered into a contract with an independent guarantee company to set up new investor protection measures called Risk Safeguard Scheme (“RSS”) with the purposes of providing make-up payments to Individual Investors on Juzi Licai when Customers fail to satisfy their principal or interest repayment obligations. The RSS only applies to loans newly funded by Individual Investors on Juzi Licai on or after April 24, 2018. The Group is in the process of assessing the accounting treatment of the ceasing of the QAP and the launch of the RSS.